Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Contingencies

Note 14—Contingencies

We are subject to various lawsuits and claims in the normal course of business. In addition, from time to time, we receive communications from government or regulatory agencies concerning investigations or allegations of non-compliance with laws or regulations in jurisdictions in which we operate. Although the ultimate outcome of such lawsuits, claims and investigations cannot be ascertained, we believe, on the basis of present information, that the disposition or ultimate resolution of such claims, lawsuits and/or investigations will not have a material adverse effect on our business, results of operations or financial condition. We establish specific liabilities in connection with regulatory and legal actions that we deem to be probable and estimable, and we believe that our reserves for such liabilities are adequate.

Note 17—Commitments and Contingencies

Leases

        We lease our operating facilities and equipment under non-cancelable operating leases, which expire at various dates through 2021, and we have a capital lease obligation related to one facility. In addition, we have capital leases for furniture, computer and telephone equipment. The assets under capital leases are included in equipment and fixtures, net, on our consolidated balance sheets are as follows:

	December 31, 2012	December 31, 2011
Furniture and fixtures	$2,940	$2,968
Building improvements	12,797	12,884
Computer equipment	15,718	10,262
Telecom and other equipment	18,919	17,778

	50,374	43,892
Less: accumulated depreciation	(28,338)	(17,917)

	$22,036	$25,975

        Future minimum payments under capital and operating leases consist of the following at December 31, 2012:

	Capital Leases	Operating Leases
2013	10,159	37,823
2014	4,798	30,105
2015	1,069	25,162
2016	575	18,379
2017	—	9,313
Thereafter	—	7,703

Total future minimum lease payments	16,601	$128,485
Less amount representing interest	(1,355)

	15,246
Less current portion	(9,279)

Capital lease obligations, net of current portion	$5,967

        Rent expense is included in our consolidated statements of operations in selling, general and administrative expenses as follows:

	Year Ended December 31,
	2012	2011	2010
Rent expense	$48,761	$49,265	$50,176
Market lease reserve amortization	(760)	(3,455)	(4,830)

Net rent expense	$48,001	$45,810	$45,346

Contingencies

        We are self-insured with respect to group medical plan claims by our covered employees based in the United States, subject to an annual insured stop-loss limit on per-member payments of $125. We believe that our self-insurance reserves of $1,200 at December 31, 2012 and $1,424 at December 31, 2011 are adequate to provide for future payments required related to claims prior to that date.

        In connection with the Merger, the Sponsors contributed $16,101 of convertible debt to Parent to fund the Merger. This convertible debt is neither guaranteed nor collateralized by us. In accordance with ASC 805, the debt has been accounted for as an equity transaction at the Parent.

        We are subject to various lawsuits and claims in the normal course of business. In addition, from time to time, we receive communications from government or regulatory agencies concerning investigations or allegations of non-compliance with laws or regulations in jurisdictions in which we operate. Although the ultimate outcome of such lawsuits, claims and investigations cannot be ascertained, we believe, on the basis of present information, that the disposition or ultimate resolution of such claims, lawsuits and/or investigations will not have a material adverse effect on our business, results of operations or financial condition. We establish specific liabilities in connection with regulatory and legal actions that we deem to be probable and estimable, and we believe that our reserves for such liabilities are adequate.